Equity Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments
Summary of TSYS Equity Investments

(in thousands)	2017	2016
CUP Data	$127,367	101,638
Other	36,151	31,918
Total	$163,518	133,556